Share Capital - Share Purchase Warrants (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share capital, reserves and other equity interest [Abstract]
Warrants, beginning balance (in shares)	7,142,578	22,987,750
Warrants, issued (in shares)	18,895,520	27,355,709
Warrants, exercised (in shares)	(2,252,224)	(43,200,881)
Warrants, ending balance (in shares)	23,785,874	7,142,578
Weighted average exercise price, beginning balance (in CAD per share)	$ 3.81	$ 2.32
Weighted average exercise price, issued (in CAD per share)	9.23	3.91
Weighted average exercise price, exercised (in CAD per share)	5.30	3.08
Weighted average exercise price, ending balance (in CAD per share)	$ 7.98	$ 3.81